Operating Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 3,067,288	$ 6,461,905
Advertising consulting expense [Member]
Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	2,446,843	1,711,132
Social media expense [Member]
Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	343,437	2,152,126
Promotion expense [Member]
Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	86,554	1,240,311
Other [Member]
Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 190,454	$ 1,358,336